OTHER DEFERRED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of summary of other liabilities

OTHER DEFERRED LIABILITIES

($000s)	Finance lease obligation	Deferred lease inducements	Onerous Contracts	Deferred financing obligations(1)	Deferred gain(1)	Deferred Capital Obligation(1)	Total
Balance, December 31, 2017	$6,891	$2,021	$—	$1,505	$13,020	$4,755	$28,192
Deferred lease inducements	—	(332)	—	—	—	—	(332)
Payments on finance lease	(1,170)	—	—	—	—	—	(1,170)
Loss on onerous contracts	—	—	5,362	—	—	—	5,362
Drawdown deferred financing obligations	—	—	—	(1,505)	—	—	(1,505)
Drawdown deferred capital obligations	—	—	—	—	—	(4,755)	(4,755)
Realized deferred gain	$—	$—	$—	$—	$(13,020)	$—	$(13,020)
Balance, December 31, 2018	$5,721	$1,689	$5,362	$—	$—	$—	$12,772

Current portion of other deferred liabilities	$476	$340	$1,093	$—	$—	$—	$1,909
Long term portion of other deferred liabilities	$5,245	$1,349	$4,269	$—	$—	$—	$10,863
(1) Bellatrix recognized a deferred financing obligation and a deferred gain pursuant to the sale of a 35% working interest in the Alder Flats Plant in 2016. The Phase 2 expansion project of the Alder Flats Plant was fully commissioned and began selling volumes mid-March 2018.

Disclosure of maturity analysis of finance lease payments receivable
The following is a schedule of future minimum lease payments under the finance lease obligations:

Year ending December 31,	($000s)
2019	$1,317
2020	1,240
2021	1,164
2022	1,088
2023	1,011
Thereafter	5,514
Total lease payments	11,334
Amount representing implicit interest at 15.28%	(5,613)
Total lease obligation at December 31, 2018	$5,721